Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Nov. 20, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [line items]
Capital injection		¥ 72	¥ 404		¥ 260
Non-controlling interests		13,212	12,607	[1]
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of subsidiaries [line items]
Profit (loss) from the acquisition date to year end			1
Revenue from the acquisition date to year end			7
Consolidated revenue increase if acquisition had occurred at beginning of year			44
Consolidated profit increase if acquisition had occurred at beginning of year			2
Non-controlling interests		¥ 9,035	8,547
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		100.00%
Profit (loss) from the acquisition date to year end					14
Revenue from the acquisition date to year end					68
Consolidated revenue increase if acquisition had occurred at beginning of year					154
Consolidated profit increase if acquisition had occurred at beginning of year					¥ 39
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Capital injection	¥ 63
Proportion of ownership interest held by the Company	48.12%	84.30%
Profit (loss) from the acquisition date to year end		¥ (5)
Consolidated profit decrease if acquisition had occurred at beginning of year		(60)
Consolidated revenue increase if acquisition had occurred at beginning of year		¥ 0
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		100.00%
Profit (loss) from the acquisition date to year end			15
Revenue from the acquisition date to year end			196
Consolidated revenue increase if acquisition had occurred at beginning of year			424
Consolidated profit increase if acquisition had occurred at beginning of year			¥ 53

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).